Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Stock-Based Compensation [Line Items]
Stock-Based Compensation

13. Stock-Based Compensation

As of June 30, 2021, the Company had 13,875,574 shares of Class A Ordinary Stock available for future issuance under its Equity Incentive Plan (“EI Plan”) and the Special Talent Incentive Plan (“STI Plan”).

EI Plan

On February 1, 2018, the Board of Directors adopted the EI Plan, under which the Board of Directors authorized the grant of up to 300,000,000 incentive and nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, and other stock-based awards for Class A Ordinary Stock to employees, directors, and non-employees.

A summary of the Company’s stock option activity under the EI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	215,769,994	$0.35	8.75	$885
Granted	26,831,376	0.58
Exercised	(18,871,140)	0.32
Cancelled/forfeited	(3,452,693)	0.35
Outstanding as of June 30, 2021	220,277,537	$0.38	8.46	$263,084

The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the six months ended June 30, 2021 are as follows:

June 30, 2021
Risk-free interest rate:	0.22%
Expected term (in years):	2.89
Expected volatility:	49.24%
Dividend yield:	0.00%
Grant date fair value per share:	$0.58

As of June 30, 2021, the total remaining stock-based compensation expense for unvested stock options was $13,100, which is expected to be recognized over a weighted average period of 3.1 years.

STI Plan

The STI Plan allows the Board of Directors to grant up to 100,000,000 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for Class A Ordinary Stock to employees, directors, and non-employees.

The STI Plan does not specify a limit on the number of stock options that can be issued under the plan. Per the terms of the STI Plan, the Company must reserve and keep available a sufficient number of shares to satisfy the requirements of the STI Plan.

On January 27, 2021, in conjunction with entering into a service agreement with its lessor of the facility located in Hanford, California, the Company issued 2,827,695 fully-vested options with an exercise price of $0.391 per share. In the event that the intrinsic value of the option is less than the accrued outstanding rent payments of $947, the Company will pay the lessor the difference in a single cash payment, otherwise, the accrued outstanding rent will be deemed paid.

A summary of the Company’s stock option activity under the STI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	45,932,116	$0.35	9.26	$1,174
Granted	30,043,068	0.97	—	—
Exercised	(4,377,118)	0.36	—	—
Cancelled/forfeited	(5,880,833)	0.36	—	—
Outstanding as of June 30, 2021	65,717,233	$0.63	7.54	$27,294

The company has elected to use the contractual term of the non-employee options awarded under the STI Plan in accordance with GAAP. The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the six months ended June 30, 2021 are as follows:

June 30, 2021
Risk-free interest rate:	1.31%
Expected term (in years):	10
Expected volatility:	40.22%
Dividend yield:	0.00%
Grant date fair value per share:	$0.60

As of June 30, 2020, the total remaining stock-based compensation expense for unvested stock options was approximately $4,937, which is expected to be recognized over a weighted average period of approximately one year.

The following table presents stock-based compensation expense included in each respective expense category in the unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss for the three and six months ended June 30:

	Three Months Ended June 30,
	2021	2020
Research and development	$1,070	$495
Sales and marketing	306	193
General and administrative	(428)	2,203
	$948	$2,891

	Six Months Ended June 30,
	2021	2020
Research and development	$1,660	$637
Sales and marketing	505	248
General and administrative	1,302	2,771
	$3,467	$3,656

13.	Stock-Based Compensation

2018 Stock Incentive Plan

On February 1, 2018, the Board of Directors adopted the Equity Incentive Plan (“Equity Incentive Plan”), under which the Board of Directors authorized the grant of up to 300,000,000 incentive and nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, and other stock-based awards for ordinary stock to employees, directors and non-employees.

Options are to be granted at an exercise price not less than fair value of the underlying stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the per share exercise price will not be less than 110% of fair value per share on the date of grant. The stock options vest based on the passage of time. The stock option vesting period and vesting rate are determined by the Board of Directors. The Board of Directors has granted options with vesting terms of one to four years and contractual terms of ten years.

As of December 31, 2020 and 2019, the Company had 43,327,415 and 107,789,887 shares of Class A ordinary stock available for future issuance under the Equity Incentive Plan, respectively.

A summary of the Company’s stock option activity under the Equity Incentive Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	151,330,989	$0.35	8.86	$2,197
Granted	96,012,077	0.34
Exercised	(383,994)	0.34		13
Expired/forfeited	(31,189,078)	0.32
Outstanding as of December 31, 2020	215,769,994	$0.35	8.75	$885

Exercisable as of December 31, 2020	67,772,996	$0.35	7.88	$796
Vested and expected to vest as of December 31, 2020	167,962,999	$0.35	8.59	$944

The weighted-average assumptions used in the Black-Scholes option pricing model are as follows:

	2020	2019
Risk-free interest rate:	0.45%	2.10%
Expected term (in years):	6.13	5.90
Expected volatility:	37.25%	31.30%
Dividend yield:	0.00%	0.00%
Grant date fair value per share:	$0.12	$0.12

The total grant date fair value of options vested during the years ended December 31, 2020 and 2019 was $4,953 and $ 2,903, respectively.

As of December 31, 2020, the total remaining stock-based compensation expense for unvested stock options was $11,861 which is expected to be recognized over a weighted average period of 3.1 years.

2019 Special Talent Incentive Plan

On May 2, 2019, the Company adopted its Special Talent Incentive Plan (“STI Plan”) under which the Board of Directors may grant up to 100,000,000 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units and other stock-based awards for ordinary stock to employees, directors and non-employees.

The STI Plan does not specify a limit on the number of stock options that can be issued under the plan. Per the terms of the STI Plan the Company shall at all times reserve and keep available such number of shares as shall be sufficient to satisfy the requirements of the STI Plan. As of December 31, 2020, the Company the Company had 45,932,116 shares of Class A ordinary stock available for issuance under the STI Plan.

A summary of the Company’s stock option activity under the STI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	7,485,000	$0.36	9.46	—
Granted	38,447,116	$0.35	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding as of December 31, 2020	45,932,116	$0.35	9.26	$1,174

Exercisable as of December 31, 2020	35,932,116	$0.35	9.26	$910
Vested and expected to vest as of December 31, 2020	45,013,474	$0.35	9.26	$1,168

The weighted-average assumptions used in the Black-Scholes option pricing model are as follows:

	2020	2019
Risk-free interest rate:	0.59%	2.20%
Expected term (in years):	10	10
Expected volatility:	38.42%	36.00%
Dividend yield:	0.00%	0.00%
Grant date fair value per share:	$0.15	$0.18

The total grant date fair value of options vested during the years ended December 31, 2020 and 2019 was $6,860 and $1,302, respectively.

As of December 31, 2020, the total remaining stock-based compensation expense for unvested stock options was $1,109, which is expected to be recognized over a weighted average period of approximately one year.

Common Units of FF Global Partners LLC

During 2020 and 2019, certain executives and employees of the Company were granted the opportunity to subscribe to 24.0 million and 79.8 million common units, respectively, of FF Global Partners LLC (“FF Global Partners”), a significant shareholder of the Company. The subscription price of $0.50 per common unit, payable by the executives and employees of the Company, was financed through non-recourse loans issued by FF Global Partners payable in equal annual installments over ten years. The common units to be purchased with a non-recourse loan are required to be treated for accounting purposes as stock options granted by FF Global Partners to executives and employees of the Company. The awards were valued using the Black-Scholes option pricing model. The grant date fair value of the units purchased through non-recourse loans was immaterial for the years ended December 31, 2020 and 2019.

The following table presents stock-based compensation expense included in each respective expense category in the consolidated statements of operations and other comprehensive loss for the years ended December 31:

	2020	2019
Research and development	$941	$818
Sales and marketing	387	311
General and administrative	8,177	3,481
	$9,505	$4,610